Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	WELLS GARDNER ELECTRONICS CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,728,000
Entity Public Float		$ 22,635,000
Amendment Flag	false
Entity Central Index Key	0000105608
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 768	$ 221
Accounts receivable, net of allowances of $188 in 2012 and $206 in 2011	8,678	6,363
Accounts receivable, subcontractor	5,093	4,132
Inventory	10,817	9,109
Prepaid expenses & other assets	855	510
Total current assets	26,211	20,335
Property, Plant & Equipment (at cost):
Leasehold improvements	558	533
Machinery, equipment & software	8,924	8,797
less: Accumulated depreciation & amortization	(9,225)	(9,073)
Property, plant & equipment, net	257	257
Other Assets:
Deferred tax asset, net	469	471
Other long term asset	49	0
Goodwill	1,329	1,329
Total other assets	1,847	1,800
Total Assets	28,315	22,392
Current Liabilities:
Accounts payable	4,167	785
Accounts payable, subcontractor	3,581	3,687
Accrued expenses	1,040	1,300
Total current liabilities	8,788	5,772
Long-Term Liabilities:
Note payable	3,701	1,059
Total long-term liabilities	3,701	1,059
Total Liabilities	12,489	6,831
Shareholders' Equity:
$1 par value; 25,000,000 shares authorized; 11,666,898 shares issued and outstanding at December 31, 2012 11,594,501 shares issued and outstanding at December 31, 2011	11,667	11,595
Capital in excess of par value	5,131	5,050
Accumulated deficit	(725)	(889)
Unearned compensation	(247)	(195)
Total Shareholders' Equity	15,826	15,561
Total Liabilities & Shareholders’ Equity	$ 28,315	$ 22,392

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowances (in Dollars)	$ 188	$ 206
Common stock, shares authorized (in Shares)	25,000,000	25,000,000
Common stock, par value (in Dollars per share)	$ 1	$ 1
Common stock, shares issued (in Shares)	11,666,898	11,594,501
Common stock, shares outstanding (in Shares)	11,666,898	11,594,501

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 51,117	$ 42,894	$ 45,704
Cost of sales	42,149	34,903	37,308
Gross margin	8,968	7,991	8,396
Engineering, selling & administrative	8,677	8,137	8,033
Operating earnings (loss)	291	(146)	363
Other expense (income):
Interest	113	120	184
Other (income)	(1)	0	(5)
Earnings (loss) before income tax	179	(266)	184
Income tax expense (benefit)	15	(294)	(6)
Net earnings	$ 164	$ 28	$ 190
Basic net earnings per common share (in Dollars per share)	$ 0.01	$ 0	$ 0.02
Diluted net earnings per common share (in Dollars per share)	$ 0.01	$ 0	$ 0.02
Basic common weighted shares outstanding (in Shares)	11,655,060	11,591,681	11,532,134
Diluted common weighted shares outstanding (in Shares)	11,658,246	11,598,536	11,538,923

Consolidated Statements of Shareholders’ Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Deferred Compensation, Share-based Payments [Member]	Total
Balance at Dec. 31, 2009	$ 10,421	$ 5,968	$ (1,107)	$ (121)	$ 15,162
Net earnings			190		190
Stock dividend issued	523	(523)			0
Issuance / forfeiture of stock awards (net)	32	57		(89)	0
Stock options exercised	12	12			24
Amortization of unearned compensation				72	72
Balance at Dec. 31, 2010	10,988	5,515	(916)	(137)	15,449
Net earnings			28		28
Stock dividend issued	552	(552)			0
Issuance / forfeiture of stock awards (net)	50	86		(136)	0
Stock options exercised	4	2			6
Amortization of unearned compensation				78	78
Balance at Dec. 31, 2011	11,595	5,050	(889)	(195)	15,561
Net earnings			164		164
Issuance / forfeiture of stock awards (net)	61	74		(135)	0
Stock options exercised	11	7			18
Amortization of unearned compensation				83	83
Balance at Dec. 31, 2012	$ 11,667	$ 5,131	$ (725)	$ (247)	$ 15,826

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 164	$ 28	$ 190
Adjustments to reconcile net earnings to net cash (used in) provided by operating activities:
Depreciation and amortization	160	207	134
Bad debt (recoveries) expense	(33)	(18)	26
Amortization of unearned compensation	83	78	72
Issuance of long term asset	(49)	0	0
Deferred income tax	2	(294)	0
Changes in current assets & liabilities:
Accounts receivable, net	(2,282)	(1,584)	2,361
Inventory	(1,708)	(509)	(592)
Prepaid expenses & other	(345)	166	404
Accounts payable, net	3,382	(93)	(467)
Due to/from subcontractor	(1,067)	1,346	49
Accrued expenses	(260)	408	(401)
Net cash (used in) provided by operating activities	(1,953)	(265)	1,776
Cash flows used in investing activities:
Additions to property, plant & equipment, net	(160)	(43)	(290)
Net cash used in investing activities	(160)	(43)	(290)
Cash flows from financing activities:
Borrowings (Repayments) from note payable	2,642	494	(1,613)
Proceeds from stock issued & options exercised	18	6	25
Net cash provided by (used in) financing activities	2,660	500	(1,588)
Net increase (decrease) in cash	547	192	(102)
Cash at beginning of year	221	29	131
Cash at end of year	768	221	29
Supplemental cash flows disclosure:
Income taxes paid	11	6	0
Interest paid	$ 113	$ 120	$ 184

Note 1. Description of the Business	12 Months Ended
Dec. 31, 2012
Nature of Operations [Text Block]
Note 1. DESCRIPTION OF THE BUSINESS

Wells-Gardner Electronics Corporation is a global distributor and manufacturer of liquid crystal display (LCD), video monitors and other related distribution products for a variety of markets including, but not limited to, gaming machine manufacturers, casinos, coin-operated video game manufacturers and other display integrators. The Company’s primary business is the distribution, design, manufacture, assembly, service and marketing of color LCD video monitors, gaming supplies and other components, with facilities in the United States and manufacturing subcontract relationships with two separate Taiwanese electronics companies to manufacture LCD video displays in China.  The Company is also a licensed distributor of video gaming terminals in Illinois.  The Company is the exclusive distributor of Spielo VGT’s in Illinois.

Note 2. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The financial statements of the Company include the accounts of Wells-Gardner Electronics Corporation and its wholly-owned subsidiary, American Gaming & Electronics, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Management Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP USA) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses, during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

In general, the Company recognizes revenue when the following criteria are met: evidence of an arrangement between the Company and its customer exists, shipment has occurred or services have been rendered, the sales price is fixed and determinable and collectibility is reasonably assured.  Generally, these terms are met upon shipment.

Revenue from video gaming terminal sales with standard payment terms is recognized upon the passage of title and transfer of the risk of loss.  The Company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the Company to recover the products in the event of a customer payment default and the arrangement does not prohibit the customer’s use of the product in the ordinary course of business.

Financial Instruments

The fair value of the Company’s financial instruments does not materially vary from the carrying value of such instruments.

Receivables

Receivables are carried at original invoice or closing statement amount less estimates made for doubtful receivables. Management determines the allowances for doubtful accounts by reviewing and identifying troubled accounts on a monthly basis and by using historical experience applied to an aging of accounts. A receivable is considered to be past due if any portion of the receivable balance is outstanding past terms which are normally 30 to 60 days. Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received.

Inventory Obsolescence & Costing Methods

The Company uses a standard cost method to value inventory. Standard cost is the expected cost of producing a good or service under normal conditions. The standard cost method used approximates the lower of cost (first-in, first-out) or market within a reasonable allowance.  The Company provides an allowance for estimated obsolete or excess inventory based on assumptions about future demands for its products.

Provision for Warranty

The Company offers certain warranties on its products and has a general provision for estimated future charges incurred in connection with in-warranty repairs and services. This provision is based on historical actual repairs. If the actual charges incurred exceed management’s estimates, operating results could be impacted.

Property, Plant & Equipment

Property, plant and equipment are stated at cost and are depreciated and amortized for financial reporting purposes over the estimated useful lives on a straight-line basis as follows: machinery & equipment - five to fifteen years and leasehold improvements - shorter of lease term or estimated useful life.

Internal Use Software

Certain costs incurred in the planning and development stage of internal use computer software projects are expensed, while costs incurred during the application development stage are capitalized. Capitalized software costs are amortized over the expected economic life of the software of three to seven years. Total capitalized costs as of December 31, 2012 and 2011 were $1.9 million and $1.8 million respectively and are included in property, plant & equipment on the face of the balance sheets. During the years ended December 31, 2012, 2011 and 2010, amortization expense related to the capitalized software was $22,000, $21,000 and $15,000, respectively.

Goodwill

The Company accounts for its goodwill resulting from its purchase of American Gaming and Electronics, Inc. in conformity with GAAP USA. GAAP USA requires that goodwill not be amortized, but instead be tested for impairment at least annually, which the Company does annually in the fourth quarter. The Company determined that there was no impairment of goodwill in 2012 and 2011 by utilization of a discounted cash flow analysis.

Engineering Research & Development

Engineering research and development costs for the years ended December 31, 2012, 2011 and 2010 were approximately $1,740,000, $1,502,000, and $1,440,000, respectively, which were 3.4%, 3.5%, and 3.2% of annual sales, respectively. These costs are recorded in engineering, selling & administrative expenses on the consolidated statement of operations.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Earnings Per Share

Basic earnings per share is based on the weighted-average number of common shares outstanding whereas diluted earnings per share includes the dilutive effect of unexercised common stock options and warrants. Potentially dilutive securities are excluded from diluted earnings per share calculations for periods with a net loss. For all periods reported, earnings per share have been retroactively restated to reflect the stock dividends issued in 2011 and 2010.

Stock Based Compensation

At December 31, 2012, the Company has two stock-based compensation plans, which are described more fully in Note 5. The Company accounts for these plans under the recognition and measurement principles of GAAP USA.

Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued.

Recently Issued Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU No. 2012-02”) to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of indefinite-lived intangible asset impairment.  ASU No. 2012-02 is effective prospectively for us beginning July 1, 2013 and the adoption is not expected to have a material impact on our Condensed Consolidated Financial Statements.

Note 3. Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
Note 3. INVENTORY

Net inventory, which includes a valuation reserve of $1,377, $1,557 and $1,787 in 2012, 2011 and 2010, respectively, consisted of the following components:

	December 31,
(in $000's)	2012	2011	2010
Raw materials	$2,662	$2,815	$3,097
Intransit finished goods	$950	$1,379	$948
Finished goods	$7,205	$4,915	$4,555
Total	$10,817	$9,109	$8,600

Note 4. Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note 4. DEBT

On March 05, 2012, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank to August 21, 2015.  The total credit line of $12 million, the interest rate of three month Libor plus 375 basis points, and the annual maintenance fees remained the same.  Substantially all assets of the Company are secured as collateral for this credit facility and the Company must maintain certain financial covenants including minimum net earnings, maximum capital expenditures and maximum compensation increases. The financial covenants were modified for the first three quarters of 2012 to account for the investment which the Company is making into the Video Lottery market with the year end 2012 covenants remaining the same. The amendment also increased the year end minimum earnings covenant to $300,000 for 2013 and 2014, and raised the capital expenditure limit to $400,000 per year for 2013, 2014 and 2015.  At December 31, 2012 and 2011, the Company had total outstanding bank debt of $3.7 million and $1.1 million, respectively, at a combined average interest rate of 4.125% and 4.25%, respectively. As of December 31, 2012 the Company had availability of $5.6 million in addition to the $3.7 million outstanding. Availability is 85% of eligible accounts receivable and 55% of eligible inventory less outstanding debt. See Note 12 regarding the subsequent bank amendment.

Note 5. Stock Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 5. STOCK PLANS

The Company maintains an Incentive Stock Option and Stock Award Plan under which officers and key employees may acquire up to a maximum of 2,155,028 common shares.

Stock Options

Options could be granted through December 31, 2008 at an option price not less than fair market value on the date of grant and are exercisable not earlier than six months nor later than ten years from the date of grant. Options vest over two and three year periods. As of December 31, 2012, one person held outstanding options and were eligible to participate in the plans. Such options expire on various dates through April 8, 2014.

Under the stock option plans, the exercise price of each option equals the market price of the Company’s stock on the date of grant. For purposes of calculating the compensation cost, consistent with GAAP USA, the fair value of each grant was estimated on the date of grant using the Black-Scholes option-pricing model.  The Company has not issued any Incentive Stock Options since 2004, except for adjustments to previous grants for the 5% dividend declared in subsequent years.  It is the Company’s policy to issue new stock certificates to satisfy stock option exercises.

Stock options exercisable at December 31, 2012, 2011 and 2010 were 18,931, 30,328 and 32,727, respectively.  No options were granted in 2012, 2011 or 2010. The total intrinsic value of options exercised in 2012, 2011 and 2010 were $3,000, $3,000 and $4,000, respectively. The total cash received in 2012, 2011 and 2010 for the exercise of stock options was $18,000, $6,000 and $24,000, respectively.

The following table summarizes information about stock options activity for the twelve months ending December 31, 2012:

	Options	Weighted average exercise price	Weighted average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	30,328	$1.83
Granted	0	$-
Forfeited	0	$0
Exercised	(11,397)	$1.56
Outstanding, December 31, 2012	18,931	$2.00	0.8	$0

Exercisable, December 31, 2012	18,931	$2.00	0.8	$0

Restricted Shares

The employees will earn the restricted shares in exchange for services to be provided to the Company over a three year or five-year vesting period. All shares granted are governed by the Company’s Stock Award Plan, which was approved by shareholders in 2000 and amended in 2009.  The fair value of restricted shares is based on the market price on the grant date.  In 2012 and 2011, the Company granted 61,000 and 68,000 restricted shares, respectively, with weighted average grant date fair values of $2.21 and $2.31, respectively. The compensation cost related to the stock awards is expensed on a straight-line basis over the vesting period.  The Company recorded $83,000, $78,000 and $72,000 in related net compensation expense for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, 171,246 restricted shares are outstanding on a dividend adjusted basis. Total unrecognized compensation cost related to unvested stock awards is approximately $247,000 and is expected to be recognized over a weighted average period of 3 years.

The following table summarizes information regarding restricted share activity for the twelve months ending December 31, 2012:

	Shares	Weighted average Grant Date Fair Value
Unvested at December 31, 2011	164,140	$1.96
Granted	61,000	$2.21
Vested	(53,894)	$1.67
Unvested, December 31, 2012	171,246	$2.14

Note 6. Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6. ACCRUED EXPENSES

Accrued expenses consisted of the following items:

	December 31,
(in $000's)	2012	2011
Payroll & related costs	$92	$115
Sales commissions	$139	$90
Ocean Freight	$180	$105
Sales Tax	$163	$12
Warranty	$71	$87
Legal / settlement fees (*see note below)	$13	$505
Other accrued expenses	$382	$386
Total	$1,040	$1,300

*Legal / settlement fee accrual from 2011 was related to a Settlement Agreement and Mutual Release with Dimension Technologies, Inc dated January 27, 2012, which settled all disputes and arbitration to the parties’ satisfaction.

Warranty provision roll forward:

	Year Ended December 31,
Warranty provision:	2012	2011
Beginning Balance	$87	$75
Additions	$127	$212
Payments	$(143)	$(200)
Balance at end of year	$71	$87

Note 7. Significant Customers	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Text Block]
Note 7. SIGNIFICANT CUSTOMERS

The Company’s largest customer accounted for 30%, 12% and 21% of total revenues in 2012, 2011 and 2010, respectively, and 20% and 8% of total accounts receivable as of December 31, 2012 and December 31, 2011, respectively.   The second largest customer accounted for 15%, 22% and 29% of the total revenue in 2012, 2011 and 2010, respectively, and 29% and 41% of the total accounts receivable as of December 31, 2012 and December 31, 2011, respectively.  The third largest customer accounted for 12%, 14% and 10% of total revenue in 2012, 2011 and 2010. respectively and 6% and 9% of the total accounts receivable as of December 31, 2012 and December 2011 respectively.  The next largest customer accounted for 11%, 16% and 9% of the total revenue in 2012, 2011 and 2010, respectively, and 16% and 14% of the total accounts receivable as of December 31, 2012 and December 2011, respectively.   No other customer accounted for more than 10% of sales in 2012, 2011 or 2010.

Note 8. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note 8. INCOME TAXES

The effective income tax rates differed from the expected Federal income tax rate (34%) for the following reasons:

(in $000's)	2012	2011	2010
Computed expected tax (benefit) expense	$61	$(91)	$62
State income tax expense, net of Federal tax effect	$11	$(17)	$9
Reduction of valuation allowance	$2	$(294)	$0
Expiration of general business credit carry-forward	$0	$0	$129
Other, net (primarily permanent differences)	$112	$(39)	$(37)
Change in valuation allowance (regarding current year activity)	$(171)	$147	$(169)
Income Tax Expense (Benefit)	$15	$(294)	$(6)

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and as measured by income tax regulations. Temporary differences which gave rise to deferred tax assets and deferred tax liabilities consisted of:

	December 31:
(in $000's)	2012	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$70	$83	$99
Warranty provision	$28	$35	$29
Inventory reserve	$554	$627	$694
Property, plant, equipment, software and intangibles	$128	$126	$94
Net operating loss carry forwards	$2,402	$2,504	$2,322
Alternative minimum tax credit carry forwards	$136	$136	$136
Other	$107	$85	$60
Total gross deferred tax assets	$3,425	$3596	$3,434
Less valuation allowance	$(2,528)	$(2,697)	$(2,844)
Total deferred tax assets	$897	$899	$590
Deferred tax liabilities:
Goodwill	$428	$428	$413
Total deferred tax liabilities	$428	$428	$413
Net deferred taxes	$469	$471	$177

A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company has historically provided a 100% valuation allowance on its net deferred tax asset, however the Company’s continuous review of the valuation allowance has resulted in a $2,000 reduction in the net deferred tax asset in 2012 and an increase the net deferred tax asset of $294,000 and $0 in 2011 and 2010, respectively. The net deferred tax asset represents the portion of deferred tax assets expected to be realized in the near future.  The reduction in the allowance in 2011 represented the Company’s belief that it was more likely than not that a profit would be generated over the next twelve to eighteen months due to the addition of video gaming sales beginning in late 2012, which will allow them to use a portion of the current net operating loss carry forward.   The Company evaluated these assumptions as of December 31, 2012 and determined that no additional reduction of the valuation allowance was warranted.  As of December 31, 2012, the Company has net operating loss carry forwards for Federal income tax purposes of approximately $5,502,000, which are available to offset future Federal taxable income, if any, that begin to expire in 2021. The Company also has a net operating loss carry forward for Illinois state income tax purposes of approximately $5,608,000 as of December 31, 2012.  The Company also has alternative minimum tax credit carry forwards of approximately $136,000, which are available to reduce future Federal regular income taxes, if any, over an indefinite period.  No unrecognized tax benefits are set to expire in the next twelve months that may have an impact upon the Company’s effective tax rate.

The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions.  The tax years 2009, 2010, 2011 and 2012 remain open to examinations.  Our policy is to recognize interest and penalties related to uncertain tax positions in income tax expense.  During the twelve months ended December 31, 2012, the Company did not recognize expense for interest or penalties related to income tax, and does not have any amounts accrued at December 31, 2012, as the Company does not believe it has taken any uncertain tax positions.

Note 9. Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
Note 9. EARNINGS PER SHARE

In 2011, the Company issued a five percent (5%) stock dividend payable to all shareholders. The stock dividend resulted in the issuance of 552,259 additional common shares in 2011. All reported earnings per share disclosures have been retroactively restated to reflect this dividend. The following table presents a reconciliation of the numerators and denominators of basic and diluted earnings per common share for the years ended December 31:

(in $000's except for per share data)	2012	2011	2010
Basic earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532

Basic net earnings per common share	$0.01	$0.00	$0.02

Diluted earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532
Add: Effect of dilutive stock options	3	7	6
Adjusted weighted-average common shares outstanding	11,658	11,599	11,538

Diluted net earnings per common share	$0.01	$0.00	$0.02

For the year ended December 31, 2012, 2011 and 2010, there were 7,573, 7,573 and 7,212 options, respectively, which were anti-dilutive and excluded from the diluted earnings per share calculation.

Note 10. Related Party	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note 10. RELATED PARTY

In December 2009, the Company engaged a law firm to provide legal services to the Company which employed as an associate a family member of the Company’s President and Chief Executive Officer.  Total fees paid to this firm were approximately $136,000, $382,000 and $313,000 in 2012, 2011 and 2010, respectively.  The amount due to the firm included in accounts payable was $0 as of December 31, 2012 and 2011, respectively.

Note 11. Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases of Lessee Disclosure [Text Block]
Note 11. LEASE COMMITMENTS

The Company leases certain buildings, data processing and other equipment under operating lease agreements expiring through the year 2015. The future minimum lease payments required under operating leases are as follows:

Years ending December 31	(in $000's)
2013	$662
2014	$684
2015	$651
2016	$222
2017	$0
Thereafter	$0
$2,219

Rent expense related to operating leases was approximately $718,000, $758,000 and $796,000 during the years ended December 31, 2012, 2011 and 2010, respectively.

Note 12. Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
Note 12.  SUBSEQUENT EVENTS

On March 08, 2013, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank one year to August 21, 2016.  The total credit line of $12 million and the annual maintenance fees remained the same while the interest rate was lowered to LIBOR plus 275 basis points.  The amendment decreased the year end minimum earnings covenant to $200,000 for 2013 and all future years.  The amendment also includes provisions to allow permitted acquisitions and permitted redemptions of Company stock up to $1,250,000 as long as the Company has excess availability of $2,500,000 both before and after the completion of permitted acquisitions and permitted redemptions.

Note 13. Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
Note 13. UNAUDITED QUARTERLY FINANCIAL DATA

Selected quarterly data for 2012 and 2011 are as follows:

	2012
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$12,343	$12,843	$11,727	$14,205
Gross margin	$2,185	$2,302	$2,049	$2,432
Net earnings (loss)	$202	$(126)	$(235)	$323
Basic net earnings (loss) per share	$0.02	$(0.01)	$(0.02)	$0.03
Diluted net earnings (loss) per share	$0.02	$(0.01)	$(0.02)	$0.03

	2011
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$10,807	$13,150	$9,759	$9,178
Gross margin	$1,917	$2,684	$1,759	$1,631
Net earnings	$(240)	$600	$(152)	$(180)
Basic net earnings per share	$(0.02)	$0.05	$(0.01)	$(0.02)
Diluted net earnings per share	$(0.02)	$0.05	$(0.01)	$(0.02)

Schedule II. Unaudited Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
UNAUDITED VALUATION AND QUALIFYING ACCOUNTS (in $000’s)

	Year Ended December 31,
ALLOWANCE FOR DOUBTFUL ACCOUNTS	2012	2011	2010
Beginning balance	$206	$256	$248
Additions charged to expense	$(7)	$(18)	$26
Deductions	$(26)	$(32)	$(18)
Balance at end of year	$173	$206	$256

INVENTORY OBSOLESCENCE RESERVE:
Beginning balance	$1,557	$1,787	$2,549
Additions charged to expense	$1,033	$778	$1,167
Deductions	$(1,213)	$(1,008)	$(1,929)
Balance at end of year	$1,377	$1,557	$1,787

DEFERRED TAX ASSET VALUATION ALLOWANCE:
Beginning balance	$2,697	$2,844	$3,013
Additions charged (credited to) to expense	$(169)	$(147)	$(169)
Balance at end of year	$2,528	$2,697	$2,844

WARRANTY RESERVE:
Beginning balance	$87	$75	$90
Additions	$127	$212	$114
Payments	$(143)	$(200)	$(129)
Balance at end of year	$71	$87	$75

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The financial statements of the Company include the accounts of Wells-Gardner Electronics Corporation and its wholly-owned subsidiary, American Gaming & Electronics, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Management Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP USA) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses, during the reporting period. Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

In general, the Company recognizes revenue when the following criteria are met: evidence of an arrangement between the Company and its customer exists, shipment has occurred or services have been rendered, the sales price is fixed and determinable and collectibility is reasonably assured.  Generally, these terms are met upon shipment.

Revenue from video gaming terminal sales with standard payment terms is recognized upon the passage of title and transfer of the risk of loss.  The Company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the Company to recover the products in the event of a customer payment default and the arrangement does not prohibit the customer’s use of the product in the ordinary course of business.

Fair Value of Financial Instruments, Policy [Policy Text Block]	Financial Instruments The fair value of the Company’s financial instruments does not materially vary from the carrying value of such instruments.
Receivables, Policy [Policy Text Block]
Receivables

Receivables are carried at original invoice or closing statement amount less estimates made for doubtful receivables. Management determines the allowances for doubtful accounts by reviewing and identifying troubled accounts on a monthly basis and by using historical experience applied to an aging of accounts. A receivable is considered to be past due if any portion of the receivable balance is outstanding past terms which are normally 30 to 60 days. Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received.

Inventory, Policy [Policy Text Block]
Inventory Obsolescence & Costing Methods

The Company uses a standard cost method to value inventory. Standard cost is the expected cost of producing a good or service under normal conditions. The standard cost method used approximates the lower of cost (first-in, first-out) or market within a reasonable allowance.  The Company provides an allowance for estimated obsolete or excess inventory based on assumptions about future demands for its products.

Standard Product Warranty, Policy [Policy Text Block]
Provision for Warranty

The Company offers certain warranties on its products and has a general provision for estimated future charges incurred in connection with in-warranty repairs and services. This provision is based on historical actual repairs. If the actual charges incurred exceed management’s estimates, operating results could be impacted.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant & Equipment

Property, plant and equipment are stated at cost and are depreciated and amortized for financial reporting purposes over the estimated useful lives on a straight-line basis as follows: machinery & equipment - five to fifteen years and leasehold improvements - shorter of lease term or estimated useful life.

Internal Use Software, Policy [Policy Text Block]
Internal Use Software

Certain costs incurred in the planning and development stage of internal use computer software projects are expensed, while costs incurred during the application development stage are capitalized. Capitalized software costs are amortized over the expected economic life of the software of three to seven years. Total capitalized costs as of December 31, 2012 and 2011 were $1.9 million and $1.8 million respectively and are included in property, plant & equipment on the face of the balance sheets. During the years ended December 31, 2012, 2011 and 2010, amortization expense related to the capitalized software was $22,000, $21,000 and $15,000, respectively.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

The Company accounts for its goodwill resulting from its purchase of American Gaming and Electronics, Inc. in conformity with GAAP USA. GAAP USA requires that goodwill not be amortized, but instead be tested for impairment at least annually, which the Company does annually in the fourth quarter. The Company determined that there was no impairment of goodwill in 2012 and 2011 by utilization of a discounted cash flow analysis.

Research and Development Expense, Policy [Policy Text Block]
Engineering Research & Development

Engineering research and development costs for the years ended December 31, 2012, 2011 and 2010 were approximately $1,740,000, $1,502,000, and $1,440,000, respectively, which were 3.4%, 3.5%, and 3.2% of annual sales, respectively. These costs are recorded in engineering, selling & administrative expenses on the consolidated statement of operations.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

Basic earnings per share is based on the weighted-average number of common shares outstanding whereas diluted earnings per share includes the dilutive effect of unexercised common stock options and warrants. Potentially dilutive securities are excluded from diluted earnings per share calculations for periods with a net loss. For all periods reported, earnings per share have been retroactively restated to reflect the stock dividends issued in 2011 and 2010.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Based Compensation

At December 31, 2012, the Company has two stock-based compensation plans, which are described more fully in Note 5. The Company accounts for these plans under the recognition and measurement principles of GAAP USA.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events The Company evaluated subsequent events through the date the financial statements were issued.
New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU No. 2012-02”) to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of indefinite-lived intangible asset impairment.  ASU No. 2012-02 is effective prospectively for us beginning July 1, 2013 and the adoption is not expected to have a material impact on our Condensed Consolidated Financial Statements.

Note 3. Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31,
(in $000's)	2012	2011	2010
Raw materials	$2,662	$2,815	$3,097
Intransit finished goods	$950	$1,379	$948
Finished goods	$7,205	$4,915	$4,555
Total	$10,817	$9,109	$8,600

Note 5. Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted average exercise price	Weighted average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	30,328	$1.83
Granted	0	$-
Forfeited	0	$0
Exercised	(11,397)	$1.56
Outstanding, December 31, 2012	18,931	$2.00	0.8	$0

Exercisable, December 31, 2012	18,931	$2.00	0.8	$0

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Shares	Weighted average Grant Date Fair Value
Unvested at December 31, 2011	164,140	$1.96
Granted	61,000	$2.21
Vested	(53,894)	$1.67
Unvested, December 31, 2012	171,246	$2.14

Note 6. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in $000's)	2012	2011
Payroll & related costs	$92	$115
Sales commissions	$139	$90
Ocean Freight	$180	$105
Sales Tax	$163	$12
Warranty	$71	$87
Legal / settlement fees (*see note below)	$13	$505
Other accrued expenses	$382	$386
Total	$1,040	$1,300

Schedule of Product Warranty Liability [Table Text Block]
	Year Ended December 31,
Warranty provision:	2012	2011
Beginning Balance	$87	$75
Additions	$127	$212
Payments	$(143)	$(200)
Balance at end of year	$71	$87

Note 8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(in $000's)	2012	2011	2010
Computed expected tax (benefit) expense	$61	$(91)	$62
State income tax expense, net of Federal tax effect	$11	$(17)	$9
Reduction of valuation allowance	$2	$(294)	$0
Expiration of general business credit carry-forward	$0	$0	$129
Other, net (primarily permanent differences)	$112	$(39)	$(37)
Change in valuation allowance (regarding current year activity)	$(171)	$147	$(169)
Income Tax Expense (Benefit)	$15	$(294)	$(6)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31:
(in $000's)	2012	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$70	$83	$99
Warranty provision	$28	$35	$29
Inventory reserve	$554	$627	$694
Property, plant, equipment, software and intangibles	$128	$126	$94
Net operating loss carry forwards	$2,402	$2,504	$2,322
Alternative minimum tax credit carry forwards	$136	$136	$136
Other	$107	$85	$60
Total gross deferred tax assets	$3,425	$3596	$3,434
Less valuation allowance	$(2,528)	$(2,697)	$(2,844)
Total deferred tax assets	$897	$899	$590
Deferred tax liabilities:
Goodwill	$428	$428	$413
Total deferred tax liabilities	$428	$428	$413
Net deferred taxes	$469	$471	$177

Note 9. Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(in $000's except for per share data)	2012	2011	2010
Basic earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532

Basic net earnings per common share	$0.01	$0.00	$0.02

Diluted earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532
Add: Effect of dilutive stock options	3	7	6
Adjusted weighted-average common shares outstanding	11,658	11,599	11,538

Diluted net earnings per common share	$0.01	$0.00	$0.02

Note 11. Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31	(in $000's)
2013	$662
2014	$684
2015	$651
2016	$222
2017	$0
Thereafter	$0
$2,219

Note 13. Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	2012
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$12,343	$12,843	$11,727	$14,205
Gross margin	$2,185	$2,302	$2,049	$2,432
Net earnings (loss)	$202	$(126)	$(235)	$323
Basic net earnings (loss) per share	$0.02	$(0.01)	$(0.02)	$0.03
Diluted net earnings (loss) per share	$0.02	$(0.01)	$(0.02)	$0.03
	2011
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$10,807	$13,150	$9,759	$9,178
Gross margin	$1,917	$2,684	$1,759	$1,631
Net earnings	$(240)	$600	$(152)	$(180)
Basic net earnings per share	$(0.02)	$0.05	$(0.01)	$(0.02)
Diluted net earnings per share	$(0.02)	$0.05	$(0.01)	$(0.02)

Note 2. Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Computer Software, Net (in Dollars)	$ 1,900,000	$ 1,800,000
Capitalized Computer Software, Amortization (in Dollars)	22,000	21,000	15,000
Research and Development Expense (in Dollars)	$ 1,740,000	$ 1,502,000	$ 1,440,000
Research and Development Expense as Percentage of Annual Sales	3.40%	3.50%	3.20%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years

Note 3. Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Valuation Reserves	$ 1,377	$ 1,557	$ 1,787

Note 3. Inventory (Detail) - Inventory Components (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 2,662	$ 2,815	$ 3,097
Intransit finished goods	950	1,379	948
Finished goods	7,205	4,915	4,555
Total	$ 10,817	$ 9,109	$ 8,600

Note 4. Debt (Detail) (USD $)	0 Months Ended
	Mar. 08, 2013	Mar. 05, 2012	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000,000	$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)	2.75%	375.00%
Year End Minimum Earnings Covenant	200,000	300,000
Capital Expenditure Limit Covenant		400,000
Line of Credit Facility, Amount Outstanding			3,700,000	1,100,000
Debt Instrument, Interest Rate at Period End			4.13%	4.25%
Line of Credit Facility, Remaining Borrowing Capacity			$ 5,600,000
Availability as Percentage of Eligible Accounts Receivable			85.00%
Availability as Percentage of Eligible Inventory			55.00%

Note 5. Stock Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Stock Options [Member] Minimum [Member]	Dec. 31, 2008 Stock Options [Member] Maximum [Member]	Dec. 31, 2012 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock [Member] Maximum [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	2,155,028
Share-based Compensation Arrangement by Share-based Payment Award, Exercisable Period				6 months	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				2 years	3 years	3 years	5 years
Common Stock Dividend, Percentage		5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	18,931	30,328	32,727
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 3,000	$ 3,000	$ 4,000
Proceeds from Stock Options Exercised	18,000	6,000	24,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)								61,000	68,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)								$ 2.21	$ 2.31
Allocated Share-based Compensation Expense								83,000	78,000	72,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)								171,246	164,140
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized								$ 247,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition								3 years

Note 5. Stock Plans (Detail) - Stock Options Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	30,328
Outstanding at beginning of year (in Dollars per share)	$ 1.83
Granted	0
Granted (in Dollars per share)	$ 0
Forfeited	0
Forfeited (in Dollars per share)	$ 0
Exercised	(11,397)
Exercised (in Dollars per share)	$ 1.56
Outstanding, December 31, 2012	18,931
Outstanding, December 31, 2012 (in Dollars per share)	$ 2
Outstanding, December 31, 2012	292 days
Outstanding, December 31, 2012 (in Dollars)	$ 0
Exercisable, December 31, 2012	18,931	30,328	32,727
Exercisable, December 31, 2012 (in Dollars per share)	$ 2
Exercisable, December 31, 2012	292 days
Exercisable, December 31, 2012 (in Dollars)	$ 0

Note 5. Stock Plans (Detail) - Restricted Share Activity (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Unvested at December 31, 2011	164,140
Unvested at December 31, 2011 (in Dollars per share)	$ 1.96
Granted	61,000	68,000
Granted (in Dollars per share)	$ 2.21	$ 2.31
Vested	(53,894)
Vested (in Dollars per share)	$ 1.67
Unvested, December 31, 2012	171,246	164,140
Unvested, December 31, 2012 (in Dollars per share)	$ 2.14	$ 1.96

Note 6. Accrued Expenses (Detail) - Accrued Expenses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payroll & related costs	$ 92	$ 115
Sales commissions	139	90
Ocean Freight	180	105
Sales Tax	163	12
Warranty	71	87
Legal / settlement fees (*see note below)	13	505
Other accrued expenses	382	386
Total	$ 1,040	$ 1,300

Note 6. Accrued Expenses (Detail) - Warranty Provision Roll Forward (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 87	$ 75
Additions	127	212
Payments	(143)	(200)
Balance at end of year	$ 71	$ 87

Note 7. Significant Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	20.00%	8.00%
Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	30.00%	12.00%	21.00%
Second Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	29.00%	41.00%
Second Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	15.00%	22.00%	29.00%
Third Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	6.00%	9.00%
Third Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	14.00%	10.00%
Next Largest Customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage Amount	16.00%	14.00%
Next Largest Customer [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%	16.00%	9.00%

Note 8. Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Historical Valuation Allowance on Net Deferred Tax Benefits	100.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,000	$ (294,000)	$ 0
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	5,502,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	5,608,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 136,000	$ 136,000	$ 136,000

Note 8. Income Taxes (Detail) - Effective Income Tax Rates (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed expected tax (benefit) expense	$ 61	$ (91)	$ 62
State income tax expense, net of Federal tax effect	11	(17)	9
Reduction of valuation allowance	2	(294)	0
Expiration of general business credit carry-forward	0	0	129
Other, net (primarily permanent differences)	112	(39)	(37)
Change in valuation allowance (regarding current year activity)	(171)	147	(169)
Income Tax Expense (Benefit)	$ 15	$ (294)	$ (6)

Note 8. Income Taxes (Detail) - Deferred Income Taxes (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts	$ 70,000	$ 83,000	$ 99,000
Warranty provision	28,000	35,000	29,000
Inventory reserve	554,000	627,000	694,000
Property, plant, equipment, software and intangibles	128,000	126,000	94,000
Net operating loss carry forwards	2,402,000	2,504,000	2,322,000
Alternative minimum tax credit carry forwards	136,000	136,000	136,000
Other	107,000	85,000	60,000
Total gross deferred tax assets	3,425,000	3,596,000	3,434,000
Less valuation allowance	(2,528,000)	(2,697,000)	(2,844,000)
Total deferred tax assets	897,000	899,000	590,000
Deferred tax liabilities:
Goodwill	428,000	428,000	413,000
Total deferred tax liabilities	428,000	428,000	413,000
Net deferred taxes	$ 469,000	$ 471,000	$ 177,000

Note 9. Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Dividend Rate, Percentage		5.00%
Stock Dividends, Shares		552,259
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,573	7,573	7,212

Note 9. Earnings Per Share (Detail) - Reconciliation of the Numerators and Denominators of Basic and Diluted Earnings Per Common Share (USD $)
In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per common share:
Net earnings (in Dollars)	$ 323	$ (235)	$ (126)	$ 202	$ (180)	$ (152)	$ 600	$ (240)	$ 164	$ 28	$ 190
Weighted-average common shares outstanding									11,655,060	11,591,681	11,532,134
Add: Effect of dilutive stock options									3,000	7,000	6,000
Adjusted weighted-average common shares outstanding									11,658,246	11,598,536	11,538,923
Diluted net earnings per common share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0	$ 0.02
Basic net earnings per common share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0	$ 0.02

Note 10. Related Party (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction, Expenses from Transactions with Related Party	$ 136,000	$ 382,000	$ 313,000
Due to Related Parties	$ 0	$ 0

Note 11. Lease Commitments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense	$ 718,000	$ 758,000	$ 796,000

Note 11. Lease Commitments (Detail) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 662
2014	684
2015	651
2016	222
2017	0
Thereafter	0
$ 2,219

Note 12. Subsequent Events (Detail) (USD $)	0 Months Ended
	Mar. 08, 2013	Mar. 05, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000,000	$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)	2.75%	375.00%
Year End Minimum Earnings Covenant	200,000	300,000
Permitted Acquisitions and Redemptions of Stock Amount Covenant	1,250,000
Excess Availability Covenant	$ 2,500,000

Note 13. Unaudited Quarterly Financial Data (Detail) - Selected Quarterly Data (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 14,205	$ 11,727	$ 12,843	$ 12,343	$ 9,178	$ 9,759	$ 13,150	$ 10,807	$ 51,117	$ 42,894	$ 45,704
Gross margin	2,432	2,049	2,302	2,185	1,631	1,759	2,684	1,917	8,968	7,991	8,396
Net earnings (loss)	$ 323	$ (235)	$ (126)	$ 202	$ (180)	$ (152)	$ 600	$ (240)	$ 164	$ 28	$ 190
Basic net earnings (loss) per share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0	$ 0.02
Diluted net earnings (loss) per share (in Dollars per share)	$ 0.03	$ (0.02)	$ (0.01)	$ 0.02	$ (0.02)	$ (0.01)	$ 0.05	$ (0.02)	$ 0.01	$ 0	$ 0.02

Schedule II. Unaudited Valuation and Qualifying Accounts (Detail) - Unaudited Valuation and Qualifying Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additions	$ 127	$ 212
Payments	(143)	(200)
Allowance for Doubtful Accounts [Member]
Beginning balance	206	256	248
Additions	(7)	(18)	26
Deductions	(26)	(32)	(18)
Balance at end of year	173	206	256
Inventory Valuation Reserve [Member]
Beginning balance	1,557	1,787	2,549
Additions	1,033	778	1,167
Deductions	(1,213)	(1,008)	(1,929)
Balance at end of year	1,377	1,557	1,787
Valuation Allowance of Deferred Tax Assets [Member]
Beginning balance	2,697	2,844	3,013
Additions	(169)	(147)	(169)
Balance at end of year	2,528	2,697	2,844
Warranty Reserves [Member]
Beginning balance	87	75	90
Additions	127	212	114
Payments	(143)	(200)	(129)
Balance at end of year	$ 71	$ 87	$ 75